LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
The Company's operations are carried on in locations which are occupied under operating lease agreements. These lease agreements are recorded as operating lease right-of-use (“ROU”) assets and operating lease liabilities. Actual lease payment were $9.2 million, $8.7 million, and $8.4 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company’s minimum aggregate future lease commitments at December 31, 2022 and 2021 are presented in the tables that follow.
ROU assets represent the Company’s right to use an underlying asset during the lease term and the operating lease liabilities represent the Company’s obligations for lease payments in accordance with the lease. Recognition of ROU assets and liabilities are recognized at the lease commitment based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the lease commitment date or adoption. Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term and is recorded in occupancy expense in the consolidated statement of income.
Remaining lease terms range from 1 to 10 years and typically include extension options. The Company’s leases are not complex and do not contain residual value guarantees, variable lease payments, or significant assumptions or judgments made in applying the requirements of Topic 842. Operating leases with a term of 12 months or less are not recorded on the statement of financial condition and the related lease expense is recognized on a straight-line basis over the lease term.
The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

Twelve Months Ended Dec 31, 2022

Operating lease expense	$7,843,282
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,706,605
Weighted-average remaining lease term – operating leases (in years)	7.09
Weighted-average discount rate – operating leases	4.84%

Lease Maturity Schedule as of December 31, 2022:	Amount
2023	7,785,034
2024	7,003,616
2025	6,642,211
2026	6,086,452
2027	5,296,864
2028 and beyond	13,308,568
Total	46,122,745
Less: Discount	(7,103,537)
Present Value of Lease Liability	$39,019,208

Present Value of Lease Asset	$38,153,238

Twelve Months Ended Dec 31, 2021

Operating lease expense	$7,499,568
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	7,381,898
Weighted-average remaining lease term – operating leases (in years)	7.05
Weighted-average discount rate – operating leases	4.47%

Lease Maturity Schedule as of December 31, 2021:	Amount
2022	7,260,471
2023	6,385,647
2024	5,604,799
2025	5,249,730
2026	4,696,343
2027 and beyond	11,956,205
Total	41,153,195
Less: Discount	(5,713,818)
Present Value of Lease Liability	$35,439,377

Present Value of Lease Asset	$34,768,208